UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [   ] ; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Marcus Schloss & Co., Inc.
Address:   One Whitehall Street
           New York,  NY  10004

Form 13F File Number:   28-6350

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas Schloss
Title:   Chairman
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Douglas Schloss             New York,  New York             February 9, 2001

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    $105,543


List of Other Included Managers:

      No.         Form 13F File Number                Name

      01          28-6788                             Rexford Management, Inc.

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       Form 13F Information Table


          Column 1             Column 2       Column 3    Column 4    Column 5           Column 6    Column 7     Column 8

                                                           Value    Shrs or   Sh/  Put/  Investment    Other     Voting Authority
        Name of Issuer        Title of Class    Cusip     (x$1000)  Prn Amt   Prn  Call  Discretion  Managers   Sole    Shared  None

Cendant Corp.                      Com        151313103       241    25,000   Sh            Sole                 25,000    0      0
Mattel Inc.                        Com        577081102     2,248   155,700   Sh            Sole                155,700    0      0
Williams Communications Group      CL A       969455104     1,909   162,500   Sh            Sole                162,500    0      0
Block Drug Company Inc.            CL A       093644102     2,708    51,400   Sh          Defined       01       51,400    0      0
Honeywell International Inc.       Com        438516106    12,505   264,300   Sh          Defined       01      264,300    0      0
Keebler Foods Co.                  Com        487256109     4,604   111,100   Sh          Defined       01      111,100    0      0
Mattel Inc.                        Com        577081102     3,610   250,000   Sh          Defined       01      250,000    0      0
Quaker Oats Co.                    Com        747402105       818     8,400   Sh          Defined       01        8,400    0      0
Shaw Industries Inc.               Com        820286102     4,314   227,800   Sh          Defined       01      227,800    0      0
Texaco Inc.                        Com        881694103     1,783    28,700   Sh          Defined       01       28,700    0      0
Union Carbide Corp.                Com        905581104    26,147   485,900   Sh          Defined       01      485,900    0      0
Block Drug Company Inc.            CL A       093644102     2,118    40,200   Sh          Defined                40,200    0      0
Honeywell International Inc.       Com        438516106     9,879   208,800   Sh          Defined               208,800    0      0
Keebler Foods Co.                  Com        487256109     3,601    86,900   Sh          Defined                86,900    0      0
Mattel Inc.                        Com        577081102     2,729   189,000   Sh          Defined               189,000    0      0
Quaker Oats Co.                    Com        747402105       643     6,600   Sh          Defined                 6,600    0      0
Shaw Industries Inc.               Com        820286102     3,365   177,700   Sh          Defined               177,700    0      0
Texaco Inc.                        Com        881694103     1,404    22,600   Sh          Defined                22,600    0      0
Union Carbide Corp.                Com        905581104    20,917   388,700   Sh          Defined               388,700    0      0